Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 1,172,000	$ 6,399,000	$ 8,318,000	$ 9,960,000	$ 18,975,000	$ 15,223,000
Cost of revenue	1,562,000	4,483,000	6,524,000	6,455,000	12,608,000	10,393,000
Gross profit	(390,000)	1,916,000	1,794,000	3,505,000	6,367,000	4,830,000
Operating expenses
Research and development	4,695,000	3,709,000	11,094,000	6,874,000	14,188,000	14,593,000
Selling and marketing	2,023,000	1,513,000	4,360,000	2,875,000	7,004,000	8,600,000
General and administrative	4,786,000	2,340,000	10,004,000	4,128,000	6,382,000	6,929,000
Total operating expenses	11,504,000	7,562,000	25,458,000	13,877,000	27,574,000	30,122,000
Loss from operations	(11,894,000)	(5,646,000)	(23,664,000)	(10,372,000)	(21,207,000)	(25,292,000)
Other income (expense), net
Interest expense	(120,000)	(81,000)	(644,000)	(152,000)	(639,000)	(605,000)
Other income, net	(1,534,000)	25,000	(1,778,000)	40,000	39,000	219,000
Loss before provision for income taxes	(13,548,000)	(5,702,000)	(26,086,000)	(10,484,000)	(21,807,000)	(25,678,000)
Provision for income taxes	0	0	0	0	0	0
Net loss	(13,548,000)	(5,702,000)	(26,086,000)	(10,484,000)	(21,807,000)	(25,678,000)
Comprehensive loss	$ (13,548,000)	$ (5,702,000)	$ (26,086,000)	$ (10,484,000)	(21,807,000)	(25,678,000)
Extinguishment of redeemable convertible preferred stock					13,051,000	0
Net loss attributable to common stockholders					$ (8,756,000)	$ (25,678,000)
Net loss per share attributable to common stockholders, basic (in usd per share)	$ (0.69)	$ (0.32)	$ (1.32)	$ (0.57)	$ (0.46)	$ (1.64)
Net loss per share attributable to common stockholders, diluted (in usd per share)	$ (0.69)	$ (0.32)	$ (1.32)	$ (0.57)	$ (0.46)	$ (1.64)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	19,656,762	18,068,448	19,715,885	18,553,332	19,232,455	15,629,519
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	19,656,762	18,068,448	19,715,885	18,553,332	19,232,455	15,629,519